UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sloane Robinson LLP

Address:   20 St Dunstan?s Hill
           London, EC3R 8ND


Form 13F File Number: 28-12596


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tanya Farrell
Title:  Head of Legal and Compliance
Phone:  +44 207 929 8839

Signature,  Place,  and  Date  of  Signing:

/s/ Tanya Farrell                  London, England                    11/4/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $   824,720.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICA MOVIL SAB DE CV      SPON ADR L SHS    02364W105  101,769 2,321,911 SH       SOLE                2,321,911      0    0
ANGLOGOLD ASHANTI LTD        SPONSORED ADR     035128206   77,554 1,902,700 SH       SOLE                1,902,700      0    0
BANCO BRADESCO S A           SP ADR PFD NEW    059460303   36,737 1,847,000 SH       SOLE                1,847,000      0    0
BARRICK GOLD CORP            COM               067901108   19,928   525,800 SH       SOLE                  525,800      0    0
DESARROLLADORA HOMEX S A DE  SPONSORED ADR     25030W100   18,539   490,700 SH       SOLE                  490,700      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR     34415V109   53,887 4,881,100 SH       SOLE                4,881,100      0    0
GAFISA S A                   SPONS ADR         362607301    8,121   267,500 SH       SOLE                  267,500      0    0
GOLD FIELDS LTD              SPONSORED ADR     38059T106   26,066 1,891,600 SH       SOLE                1,891,600      0    0
GRUPO TELEVISA SA DE CV      SP ADR REP ORD    40049J206   26,175 1,408,000 SH       SOLE                1,408,000      0    0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD  465562106  107,541 5,337,019 SH       SOLE                5,337,019      0    0
LIBERTY GLOBAL INC           COM SER A         530555101   45,849 2,031,400 SH       SOLE                2,031,400      0    0
MICROSOFT CORP               COM               594918104   60,511 2,352,674 SH       SOLE                2,352,674      0    0
MOBILE TELESYSTEMS OJSC      SPONSORED ADR     607409109      811    16,800 SH       SOLE                   16,800      0    0
NETEASE COM INC              SPONSORED ADR     64110W102      260     5,700 SH       SOLE                    5,700      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR     71654V408   97,978 2,134,600 SH       SOLE                2,134,600      0    0
SHANDA INTERACTIVE ENTMT LTD SPONSORED ADR     81941Q203      133     2,600 SH       SOLE                    2,600      0    0
TELEFONOS DE MEXICO S A B    SPON ADR ORD L    879403780    1,870   107,200 SH       SOLE                  107,200      0    0
TEVA PHARMACEUTICAL INDS LTD ADR               881624209   60,187 1,190,400 SH       SOLE                1,190,400      0    0
VALE S A                     ADR               91912E105   45,409 1,963,200 SH       SOLE                1,963,200      0    0
SINA CORP                    ORD               G81477104   35,395   932,426 SH       SOLE                  932,426      0    0


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